Summary of Significant Accounting Policies (Details Narrative)		3 Months Ended		12 Months Ended
	Nov. 05, 2023	Mar. 31, 2024 USD ($) Segment	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 01, 2023 USD ($)
Product Information [Line Items]
Debt Instrument, Face Amount				$ 110,691,000
Subscription refund liability				449,000	$ 845,000
Unearned revenue				523,000	1,154,000
Contract with Customer, Liability, Cumulative Catch-up Adjustment to Revenue, Modification of Contract				554,000	2,986,000
Restricted Cash, Current					502,000
Accounts Receivable, after Allowance for Credit Loss				44,811,000	33,950,000
Capitalized Contract Cost, Amortization				38,112,000	37,190,000
Capitalized Contract Cost, Net				29,706,000	25,931,000
Capitalized Contract Cost, Net, Noncurrent				7,215,000	14,133,000
Capitalized Contract Cost, Net, Current				$ 29,706,000	25,931,000
Liquidated damages description				The Company incurred liquidated damages when: (i) a registration rights agreement provides for damages if the Company does not register the shares of the Company’s common stock within the requisite time frame (the “Registration Rights Damages”), which, in general, provides for a cash payment equal to 1.0% per month of the amount invested, on a daily pro rata basis for any portion of a month, as partial liquidated damages per month, upon the occurrence of certain events, up to a maximum amount of 6.0% of the aggregate amount invested, subject to interest at the rate of 1.0% per month until paid in full; and (ii) a securities purchase agreement provides for damages if the Company fails for any reason to satisfy a public information requirement within the requisite time frame with the Securities and Exchange Commission (“SEC”) (the “Public Information Failure Damages”), which, in general, provides for a cash payment equal to 1.0% of the aggregate amount invested for each 30-day period, or pro rata portion thereof, as partial liquidated damages per month, up to a maximum of 6 months, subject to interest at the rate of 1.0% per month until paid in full.
Number of Reportable Segments | Segment		1
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent		$ 12,720,000	$ 14,524,000		67,388,000
Cash and Cash Equivalents, at Carrying Value		4,003,000	15,961,000	$ 9,284,000	13,871,000
Working capital deficit		225,009,000		145,622,000
Revenue		28,941,000	28,418,000	244,203,000	220,935,000
Advertising and promotional expenses				615,000
Bridge Media Networks L L C [Member]
Product Information [Line Items]
Advertising Expense		82,000	9,000	598,000	2,000
Cash and Cash Equivalents, at Carrying Value		173,000		47,000	18,000
Allowance for doubtful accounts		99,000		136,000	25,000
Revenue		2,841,000	866,000	6,799,000	341,000
Advertising and promotional expenses		$ 82,000	$ 9,000	$ 598,000	2,000
Bridge Media Networks L L C [Member] | Minimum [Member]
Product Information [Line Items]
Property plant and equipmen estimated useful lives		1 year		1 year
Bridge Media Networks L L C [Member] | Maximum [Member]
Product Information [Line Items]
Property plant and equipmen estimated useful lives		38 years		38 years
Common Stock [Member] | Bridge Media Networks L L C [Member]
Product Information [Line Items]
Stock consideration percentage	65.00%
Selling and Marketing Expense [Member]
Product Information [Line Items]
Advertising Expense				$ 4,372,000	$ 5,987,000
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Product Information [Line Items]
Percentage of revenue				10.00%	13.90%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Product Information [Line Items]
Percentage of revenue				12.20%	14.10%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customers [Member] | Bridge Media Networks L L C [Member]
Product Information [Line Items]
Percentage of revenue				66.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers [Member] | Bridge Media Networks L L C [Member]
Product Information [Line Items]
Percentage of revenue		82.00%	43.00%
Digital And Print Subscriptions [Member]
Product Information [Line Items]
Unearned revenue				$ 68,985,000
Advertising [Member] | Bridge Media Networks L L C [Member]
Product Information [Line Items]
Revenue		$ 2,500,000	$ 493,000	5,400,000
License and Service [Member] | Bridge Media Networks L L C [Member]
Product Information [Line Items]
Revenue		$ 364,000	$ 372,000	$ 1,400,000
Licensing Services And Advertising [Member] | Bridge Media Networks L L C [Member]
Product Information [Line Items]
Revenue					$ 341,000
B Riley FBR Inc [Member]
Product Information [Line Items]
Debt Instrument, Face Amount						$ 110,691